Equity-Based Compensation And Employee Benefit Plans - Schedule of Unit Appreciation Rights Activity (Details) - Unit Appreciation Rights [Member] - $ / shares shares in Thousands	12 Months Ended
	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Number of Shares
Outstanding, beginning (in shares)	200	225	150
Granted (in shares)	0	25	75
Forfeited (in shares)		(40)
Expired (in shares)		(10)
Outstanding, ending (in shares)	200	200	225
Non-vested, beginning (in shares)	145	195	150
Granted (in shares)		25	75
Vested (in shares)	(40)	(35)	(30)
Forfeited (in shares)		(40)
Non-vested, ending (in shares)	105	145	195
Weighted Average Benchmark Price
Outstanding, beginning (in dollars per share)	$ 10.00	$ 10.00	$ 10.00
Granted (in dollars per share)	0	10.00	10.00
Forfeited (in dollars per share)		10.00
Expired (in dollars per share)		10.00
Outstanding, ending (in dollars per share)	10.00	10.00	10.00
Non-vested, beginning (in dollars per share)	10.00	10.00	10.00
Granted (in dollars per share)		10.00	10.00
Vested (in dollars per share)	10.00	10.00	10.00
Forfeited (in dollars per share)		10.00
Non-vested, ending (in dollars per share)	$ 10.00	$ 10.00	$ 10.00